Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share

Earnings Per Share

	Six months ended June 30,
	2016	2015
Amounts attributable to the Company:
Net loss attributable to common stockholder for per-share calculations	$(14.0)	$(19.3)

Per share loss attributable to shareholder owners	$(14,000)	$(19,300)
Net loss attributable to common stockholder per share
Basic loss per share	$(14,000)	$(19,300)
Diluted loss per share	N/A	N/A

        The Company had 1,000 shares of common stock outstanding for each of the periods ended June 30, 2016 and 2015 and no other anti-dilutive securities.

Earnings per Share

	2015	2014	2013
Amounts attributable to the Company:
Loss available to common stockholder, before discontinued operations	$(33.6)	$(17.4)	$(95.3)
Earnings (loss) from discontinued operations attributable common stockholder	—	.3	(22.5)

Net loss attributable to common stockholder	$(33.6)	$(17.1)	$(117.8)

Per share data
Loss per share available to common stockholder, before discontinued operations	$(33,600)	$(17,400)	$(95,300)
Discontinued operations	$—	$300	$(22,500)

        The Company had 1,000 shares of common stock outstanding for each of the years ended December 31, 2015, 2014 and 2013 and no other anti-dilutive securities.